1(212) 318-6275

rachaelschwartz@paulhastings.com

May 15, 2013

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series, Inc. (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 for the above referenced Corporation, which has been marked to show changes from the Registration Statement on Form N-14 of the Corporation that was filed on April 16, 2013, in connection with the proposed reorganization of the Focused Small-Cap Value Portfolio, a series of the Corporation into SunAmerica Strategic Value Portfolio, also a series of the Corporation. The Corporation proposes that the filing become effective on May 16, 2013, pursuant to a request for acceleration of effectiveness submitted herewith in accordance with Rule 461 under the Securities Act of 1933.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

cc: John E. McLean, Esq., SunAmerica Asset Management Corp.

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com